BORROWINGS (Schedule of Movement in the Term Loan and the 7-year Convertible Notes) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Eir Catch Up Adjustment	$ 3,566	$ 0
Non-current liability [Member] | Senior secured term loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(40,109)	(44,301)	$ (44,301)
Cash drawdown	(28,500)		(5,000)
Loan origination costs	325		194
Derivative financial liability at date of issue	0		90
Derivative financial asset at date of issue	(24)		(11)
Accretion interest	(1,068)		(1,131)
Cash repayment of principal	0		10,050
Eir Catch Up Adjustment	3,567		0
Balance at end of the period	(65,809)		(40,109)
Non-current liability [Member] | 7-year Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(14,542)	$ (13,746)	(13,746)
Accretion interest	(422)		(796)
Balance at end of the period	$ (14,964)		$ (14,542)